FAIR VALUE MEASUREMENTS	6 Months Ended
	Dec. 31, 2024	Jun. 30, 2024
FAIR VALUE MEASUREMENTS
FAIR VALUE MEASUREMENTS

NOTE 14. FAIR VALUE MEASUREMENTS

Fair value is defined as the price that would be received for sale of an asset or paid for transfer of a liability, in an orderly transaction between market participants at the measurement date. GAAP establishes a three-tier fair value hierarchy, which prioritizes the inputs used in measuring fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). These tiers include:

●	Level 1, defined as observable inputs such as quoted prices (unadjusted) for identical instruments in active markets;
●	Level 2, defined as inputs other than quoted prices in active markets that are either directly or indirectly observable such as quoted prices for similar instruments in active markets or quoted prices for identical or similar instruments in markets that are not active; and
●	Level 3, defined as unobservable inputs in which little or no market data exists, therefore requiring an entity to develop its own assumptions, such as valuations derived from valuation techniques in which one or more significant inputs or significant value drivers are unobservable.

In some circumstances, the inputs used to measure fair value might be categorized within different levels of the fair value hierarchy. In those instances, the fair value measurement is categorized in its entirety in the fair value hierarchy based on the lowest level input that is significant to the fair value measurement.

The following table presents information about the Company’s assets and liabilities that are measured at fair value on a recurring basis at December 31, 2024 and June 30, 2024, and indicates the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value:

		December 31,	June 30,
Description	Level	2024	2024

Liabilities:
Subscription agreement	3	$2,473,529	$2,425,647
Contingent Guarantee	3	$—	$3,256,863
Warrant liability – Private Warrants	3	$123,063	$307,656
Earnout liability	3	$11,044,000	$12,298,000
Convertible notes derivative	3	$1,024,706	$16,462,690
Merger financing derivative	3	$150,490	—
Tau agreement	3	$783,947	$—

Subscription Agreement

On February 9, 2024, the Registrant entered into a Subscription Agreement and Discharge Agreement with Winston & Strawn LLP (“Winston”) Calculator New Pubco, Inc. and Quantum, as described in Note 9.

The Subscription Agreement is considered a variable-share obligation under ASC Topic 480 (“Distinguishing Liabilities from Equity”). The Subscription Agreement meets the requirements for classification under ASC 480 and as a result is required to be accounted for as a liability under ASC 480 and is presented as such on the Condensed Consolidated Balance Sheets. The Company will record a change in fair value on each reporting period until settlement in its Condensed Consolidated Statement of Operations. See Note 9 for further discussion.

The key inputs into the Monte Carlo model for the Subscription Agreement were as follows:

	December 31,	June 30,
Input	2024	2024
Market price of public shares	$9.60	$62.40
Equity volatility	64.9%	26.2%
Risk-free rate	4.14%	5.05%

Contingent Guarantee

In connection with the acquisition of Wilson-Davis, Founder shares were transferred to cover a cash deficit of $4,000,000. The share have a make-whole provision that require to be accounted for under ASC 480. The Company has valued the obligation as of June 30, 2024 of $3,256,863 based on the cash value that would need to be renumerated by the Company. The value of the cash that would be paid was deemed to be the fair value of the contingent guarantee. The Company issued shares valued at $1,210,290 during the six months ended December 31, 2024 and based on the value of shares sold as of August 8, 2024 the Company was obligated to repay $2,886,347 under the contingent guarantee, resulting in a change in fair value of $839,775. On August 9, 2024 the Company issued convertible note to modify the repayment conditions, resulting in the extinguishment of the contingent liability and recognizing the fair value of the convertible note agreement referred to as Merger financing, see Note 9 for further discussion and below.

Warrant Liability

The Private Warrants were accounted for as liabilities in accordance with ASC 815-40 and are presented within warrant liabilities on the consolidated balance sheets. The warrant liabilities are measured at fair value at inception and on a recurring basis, with changes in fair value presented within change in fair value of warrant liability in the consolidated statements of operations. See Note 13 for further discussion.

The Private Placement Warrants were, initially and as of the end of each subsequent reporting period, valued using a lattice model, specifically a Black-Scholes model, which is considered to be a Level 3 fair value measurement. The primary unobservable input utilized in determining the fair value of the Private Placement Warrants is the expected volatility of the Company’s common stock. The expected volatility of the Company’s common stock was determined based on the implied volatility of the publicly traded Public Warrants.

The key inputs into the Black-Scholes model for the Private Warrants were as follows:

	December 31,	June 30,
Input	2024	2024
Market price of public shares	$9.60	$62.40
Risk-free rate	4.25%	4.27%
Dividend yield	0.00%	0.00%
Volatility	64.9%	58.7%
Exercise price	$689.86	$689.86
Effective expiration date	February 2029	February 2029

Earnout Liability

The Earnout liability was, initially as of February 9, 2024, valued using a Monte Carlo simulation to determine if and when the revenue hurdles would be achieved. The revenue volatility and revenue to equity correlation was based upon the same guideline public companies. The Monte Carlo simulation was performed simultaneously on both the share price and revenue to account for the correlation between revenue and equity.

The key inputs into the Monte Carlo model for the Earnout liability were as follows:

	December 31,	June 30,
Input	2024	2024
Market price of public shares	$9.60	$62.40
Revenue volatility	15.00%	15.00%
Discount factor for revenue	10.16%	9.69%

Convertible Note Derivatives

The Conversion derivative, associated with Short-term notes, Long-Term notes, and the Original Chardan Note was accounted for as a liability in accordance with ASC 815-40. The Conversion derivative liability was measured at fair value at inception and on a recurring basis, with changes in fair value presented within change in fair value of Conversion derivative liability in the consolidated statements of operations. The Convertible note derivative is made up of the fair value of the embedded conversion option included in the Short-term notes, Long-Term notes, and the Original Chardan Note with a fair value as of December 31, 2024 of $247,203, $777,503 and $0, respectively totaling, $1,024,706 and as of June 30, 2024 of $4,807,692, $7,664,613 and $3,990,385, respectively totaling, $16,462,690.

Short-Term Note

On February 9, 2024, the Company issued short-term notes to the former officers and directors of Wilson-Davis. The short-term notes have a conversion feature that qualifies for derivative treatment in accordance with ASC 815-40. On February 9, 2024, and June 30, 2024, the Company valued the derivatives using a Black-Scholes model which is considered to be a Level 3 fair value measurement. The conversion feature is deemed to include an embedded derivative that requires bifurcation and separate account. As such, the Company ascertained the value of the conversion option as if separate from the convertible issuance and appropriately recorded that value as a derivative liability with the offset being a discount to the note. The discount will be amortized as interest expense over the term of the short-term note(s). The derivative liability will be revalued at each reporting period with the change being charged to the income statement. The original derivative liability – for the short term note notes was valued at $487,329. On June 30, 2024, a Black-Scholes calculation was performed (see below chart) and the value of the fair value of the derivative liability – convertible notes increased $4,320,363 to $4,807,692. The original $487,929 discount was amortized over the 90-day maturity. As of June 30, 2024, the Company did not repay the short-term notes, as such has incurred penalty interest from 9% to 13% until the note is repaid. The note is due on demand but will mature on February 9, 2026. No notice of default has been received.

As a result of the changes in stock price, the limitation on authorized shares to comply with the conversion option, the Company determined that as of December 31, 2024 valuation of the convertible note conversion feature under Black-Scholes was no longer appropriate as it does not take into account the probability of multiple components. As such as of December 31, 2024 the conversion feature was valued using Mote Carlo model resulting in the fair value of the conversion option included in the short term loan at $247,203. See Note 9 for additional information.

The key inputs into the Monte-Carlo model for the Conversion derivative as of December 31, 2024 were as follows:

December 31,
Input	2024
Market price of public shares	$9.60
Risk-free rate	4.09%
Discount rate	8.95%
Probability of default	20.3%
Recovery rate	28.9%
Volatility	64.9%
Effective expiration date	February 2026

The key inputs into the Black-Scholes model for the Conversion derivative as of June 30, 2024 were as follows:

June 30,
Input	2024
Market price of public shares	$62.40
Risk-free rate	5.49%
Dividend yield	0.00%
Volatility	14,643.0%
Exercise price	$0.99
Effective expiration date	May 2024

Long-Term Note

On February 9, 2024, the Company issued long-term notes to the former officers and directors of Wilson-Davis. The long-term notes have a conversion feature that qualifies for derivative treatment in accordance with ASC 815-40. On February 9, 2024 and June 30, 2024, the Company valued the derivatives using a Black-Scholes model which is considered to be a Level 3 fair value measurement.

The conversion feature is deemed to include an embedded derivative that required bifurcation and separate accounting. As such, the Company ascertained the value of the conversion option as if separate from the convertible issuance and appropriately recorded that value as a derivative liability with the offset being a discount to the notes. The discount will be amortized as interest expense over the term of the notes. The derivative liability will be revalued at each reporting period with the change being charged to Derivative liability – convertible notes. The original derivative liability – for the long term note notes was valued at $776,919. On June 30, 2024, a Black-Scholes calculation was performed (see below chart) and the value of the fair value of the derivative liability – convertible notes increased $6,887,694 to $7,664,613. The original $776,919 discount will be amortized over the maturity.

As a result of the changes in stock price, the limitation on authorized shares to comply with the conversion option, the Company determined that as of December 31, 2024 valuation of the convertible note conversion feature under Black-Scholes was no longer appropriate as it does not take into account the probability of multiple components. As such as of December 31, 2024 the conversion feature was valued using Mote Carlo model resulting in the fair value of the conversion option included in the long term loan at $777,503. See Note 9 for additional information.

The key inputs into the Monte-Carlo model for the Conversion derivative as of December 31, 2024 were as follows:

December 31,
Input	2024
Market price of public shares	$9.60
Risk-free rate	4.09%
Discount rate	8.95%
Probability of default	20.3%
Recovery rate	28.9%
Volatility	64.9%
Effective expiration date	February 2026

The key inputs into the Black-Scholes model for the Conversion derivative were as follows:

June 30,
Input	2024
Market price of public shares	$62.40
Risk-free rate	4.90%
Dividend yield	0.00%
Volatility	14,461%
Exercise price	$0.99
Effective expiration date	February 2026

Chardan Note

In connection with the Closing, AtlasClear Holdings and Chardan agreed that the fee, in the amount of $7,043,750, payable by Quantum to Chardan upon the Closing pursuant to the terms of the business combination marketing agreement entered into in connection with Quantum’s initial public offering, would be waived in exchange for the issuance by AtlasClear Holdings to Chardan of the Original Chardan Note in the aggregate principal amount of $4,150,000. The Original Chardan Note was issued by AtlasClear Holdings at the Closing. The Original Chardan Note had a stated maturity date of February 9, 2028. Interest accrued at a rate per annum equal to 13%, and was payable quarterly on the first day of each calendar quarter. On each interest payment date, the accrued and unpaid interest would have been, at the election of AtlasClear Holdings, either paid in cash or, subject to the satisfaction of certain conditions, in shares of Common Stock, at a rate equal to 85% of the VWAP for the trading day immediately prior to the applicable interest payment date. On October 23, 2024, the Company, Quantum Ventures, Chardan and Chardan Quantum LLC entered into the Settlement Agreement. In connection with the Settlement Agreement, Chardan exchanged the Chardan Note for an amended non-interest bearing, convertible note in the aggregate principal amount of $5,209,764 (as amended, the “Chardan Note”). While the Chardan Note does not bear interest, it can be converted from time to time by Chardan into shares of Common Stock, on terms substantially similar to the conversion provisions in the Original Chardan Note, and any remaining outstanding principal is to be repaid in full on the same maturity date as the Original Chardan Note.

The Chardan Note qualifies for derivative treatment in accordance with ASC 815-40. On February 9, 2024, the Company valued the derivatives using a Black-Scholes model which is considered to be a Level 3 fair value measurement. The original derivative liability – for the Chardan Note was valued at $404,483. On June 30, 2024, a Black-Scholes calculation was performed (see below chart) and the value of the fair value of the derivative liability – convertible notes increased $3,585,901 to $3,990,385. The original $404,483 discount will be amortized over the maturity. See Note 9 for additional information.

In addition, on each conversion date AtlasClear Holdings was required to pay to Chardan in cash (or, at AtlasClear Holding’s option and subject to certain conditions, a combination of cash and Common Stock) all accrued interest on the Chardan Note and all interest that would otherwise accrue on the amount of the Note being converted if such converted amount would be held to three years after the applicable conversion date.

As a result of the changes in stock price, the limitation on authorized shares to comply with the conversion option, the Company determined that as of December 31, 2024, valuation of the convertible note conversion feature under Black-Scholes was no longer appropriate as it does not take into account the probability of multiple components. As such, as of December 31, 2024, the conversion feature was valued using Monte Carlo model resulting in the fair value of the conversion option included in the Chardan Note at $zero. See Note 9 for additional information.

The key inputs into the Monte-Carlo model for the Conversion derivative as of December 31, 2024 were as follows:

December 31,
Input	2024
Market price of public shares	$9.60
Risk-free rate	4.28%
Discount rate	7.18%
Probability of default	4.5%
Recovery rate	47.6%
Effective expiration date	February 2028

The key inputs into the Black-Scholes model for the conversion derivative are as follows:

June 30,
Input	2024
Market price of public shares	$62.40
Risk-free rate	4.52%
Dividend yield	0.00%
Volatility	166,681.0%
Exercise price	$0.84
Effective expiration date	February 2028

Secured Convertible Note

As a result of the changes in stock price, the limitation on authorized shares to comply with the conversion option, the Company determined that as of December 31, 2024 valuation of the secured convertible note conversion feature now was required to be bifurcated under ASC 815 as such the Company fair valued the embedded derivative. As such as of December 31, 2024 the conversion feature was valued using Mote Carlo model resulting in the fair value of the conversion option included in the Secured Convertible Note at $zero. See Note 9 for additional information.

The key inputs into the Monte-Carlo model for the Conversion derivative as of December 31, 2024 were as follows:

December 31,
Input	2024
Market price of public shares	$9.60
Risk-free rate	4.10%
Discount rate	7.35%
Probability of default	16.3%
Recovery rate	47.6%
Volatility	64.9%
Effective expiration date	November 2025

Merger Financing

As discussed above under Contingent Guarantee, on August 9, 2024 the Company issued convertible note to modify the repayment conditions, resulting in the extinguishment of the contingent liability and recognizing the fair value of the convertible note agreement. As a result of the changes in stock price, the limitation on authorized shares to comply with the conversion option, the Company determined that the merger financing notes conversion feature was required to be bifurcated under ASC 815 as such the Company fair valued the embedded derivative. As such as of August 9, 2024 the issuance date and as of December 31, 2024 the conversion feature was valued using Mote Carlo model resulting in the fair value of the conversion option included in the Merger financing notes at $113,044 and $150,490, respectively. See Note 9 for additional information.

The key inputs into the Monte-Carlo model for the Conversion derivative as of December 31, 2024 were as follows:

	December 31,	August 9,
Input	2024	2024
Market price of public shares	$9.60	$16.20
Risk-free rate	4.09%	4.78%
Discount rate	8.95%	16.98%
Probability of default	20.3%	25.4%
Recovery rate	28.9%	28.9%
Volatility	64.9%	37.2%
Effective expiration date	February 2026	February 2026

Tau Agreement

As discussed in Note 9 the Tau Agreement has both a Commitment Amount and a Commitment fee that requires to be fair valued under ASC 815 and ASC 480, respectively. As such as of July 31, 2024 the issuance date and as of December 31, 2024 both the Commitment Amount and the Commitment Fee were valued using Mote Carlo model resulting in the fair value of the Commitment Amount at $966,153 and $779,496, respectively and the Commitment Fee at $124,796 and $4,449, respectively.

The key inputs into the Monte-Carlo model for the Commitment Amount as of issuance date of July 31, 2024, and December 31, 2024 were as follows:

	December 31,	July 31
Input	2024	2024
Anticipated Monthly Advance Amounts	$40,000	$40,000
Risk-free rate	4.16%	4.20%
Volatility	64.9%	40.3%
Effective expiration date	July 2026	July 2026

The key inputs into the Monte-Carlo model for the Commitment Fee as of issuance date of July 31, 2024, and December 31, 2024 were as follows:

	December 31,	July 31,
Input	2024	2024
Market price of public shares	$0.21	$16.20
Risk-free rate	4.16%	4.20%
Volatility	64.9%	40.3%
Effective expiration date	July 2026	July 2026

The following table presents the changes in the fair value of the following:

	Private	Tau
	Placement	Agreement
	Warrants	Liability
Fair value as of June 30, 2024	$307,656	$—
Initial measurement	—	1,090,949
Transferred to equity	—	(303,000)
Change in valuation inputs or other assumptions	(246,125)	184,559
Fair value as of September 30, 2024	$61,531	$972,508
Transferred to equity	—	115,277
Change in valuation inputs or other assumptions	61,531	73,284
Fair value as of December 31, 2024	$123,063	$783,945

	Conversion	Earnout
	Derivative	Liability
Fair value as of June 30, 2024	$16,462,690	$12,298,000
Change in valuation inputs or other assumptions	(14,320,179)	340,000
Fair value as of September 30, 2024	$2,142,511	$12,638,000
Change in valuation inputs or other assumptions	(1,117,805)	(1,594,000)
Fair value as of December 31, 2024	$1,024,706	$11,044,000

	Subscription	Contingent
	Agreement	Guarantee
Fair value as of June 30, 2024	$2,425,647	$3,256,863
Shares issued as partial payment	—	(1,210,290)
Change in valuation inputs or other assumptions	34,841	839,774
Exchanged to Merger financing note	—	(2,886,347)
Fair value liability as of September 30, 2024	$2,460,488	$—
Change in valuation inputs or other assumptions	13,041
Fair value as of December 31, 2024	$2,473,529

	Merger	Secured
	Financing	Convertible
	Derivative	Derivative
Fair value as of June 30, 2024	$—	$—
Initial measurement	113,044	—
Change in valuation inputs or other assumptions	63,195	89,535
Fair value as of September 30, 2024	$176,239	$89,535
Change in valuation inputs or other assumptions	(25,749)	(89,535)
Fair value as of December 31, 2024	$150,490	$—

There were no transfers between levels during the three months ended December 31, 2024 and 2023.

NOTE 19. FAIR VALUE MEASUREMENTS

Fair value is defined as the price that would be received for sale of an asset or paid for transfer of a liability, in an orderly transaction between market participants at the measurement date. GAAP establishes a three-tier fair value hierarchy, which prioritizes the inputs used in measuring fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). These tiers include:

●	Level 1, defined as observable inputs such as quoted prices (unadjusted) for identical instruments in active markets;
●	Level 2, defined as inputs other than quoted prices in active markets that are either directly or indirectly observable such as quoted prices for similar instruments in active markets or quoted prices for identical or similar instruments in markets that are not active; and
●	Level 3, defined as unobservable inputs in which little or no market data exists, therefore requiring an entity to develop its own assumptions, such as valuations derived from valuation techniques in which one or more significant inputs or significant value drivers are unobservable.

In some circumstances, the inputs used to measure fair value might be categorized within different levels of the fair value hierarchy. In those instances, the fair value measurement is categorized in its entirety in the fair value hierarchy based on the lowest level input that is significant to the fair value measurement.

The following table presents information about the Company’s assets and liabilities that are measured at fair value on a recurring basis at June 30, 2024, December 31, 2023 and 2022, and indicates the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value:

		June 30,	December 31,	December 31,
Description	Level	2024	2023	2022
Assets:
Marketable securities held in Trust Account	1	$—	$54,799,478	$204,044,469

Liabilities:
Subscription agreement	3	$2,084,691	$—	$—
Contingent Guarantee	3	$3,256,863	$—	$—
Warrant liability – Private Warrants	3	$307,656	$307,656	$184,594
Non-redemption agreement liability	3	$—	$1,441,653	$—
Convertible notes derivative	3	$16,462,690	$—	$—
Earnout liability	3	$12,298,000	$—	$—

Subscription Agreement

On February 9, 2024, the Registrant entered into a Subscription Agreement and Discharge Agreement with Winston & Strawn LLP (“Winston”) Calculator New Pubco, Inc. and Quantum, as described in Note 1. The Company has concluded that such liabilities are no longer an obligation of the Company and therefore qualify for extinguishment.

The Subscription Agreement is considered a variable-share obligation under ASC Topic 480 (“Distinguishing Liabilities from Equity”). The Subscription Agreement meets the requirements for classification under ASC 480 and as a result is required to be accounted for as a liability under ASC 480 and is presented as such on the Consolidated Balance Sheets. The Company will record a change in fair value on each reporting period until settlement in its Consolidated Statement of Operations. See note 10 for further discussion.

The key inputs into the Monte Carlo model for the Subscription Agreement were as follows:

		February 9,
	June 30,	2024
Input	2024	(initial measurement)
Market price of public shares	$1.04	$10.26
Equity volatility	26.2%	29.8%
Risk-free rate	5.05%	4.67%

Contingent Guarantee

In connection with the acquisition of Wilson-Davis, Founder shares were transferred to cover a cash deficit of $6,000,000. The share have a make-whole provision that require to be accounted for under ASC 480. The Company has valued the obligation as of June 30, 2024 of $3,256,863 based on the cash value that would need to be renumerated by the Company. The value of the cash that would be paid was deemed to be the fair value of the contingent guarantee. The company analyzed the public sales of the shares transferred to determine the amount of cash recovered less the $4,000,000 contingent guarantee resulting in a liability due of $3,256,863. As of February 9, 2024 the 885,010 shares transferred by the Founder were valued at $8,850,100 which was greater than the $4,000,000 guaranted value as such the value of the guarantee was deemed to be zero on February 9, 2024. As a result of the decrease in stock prices through June 30, 2024 the Sellers have recovered $743,137 in cash through sales of the shares transferred resulting in the value of the liability as of June 30, 2024 to be $3,256,863.

Warrant liability

The Private Warrants were accounted for as liabilities in accordance with ASC 815-40 and are presented within warrant liabilities on the consolidated balance sheets. The warrant liabilities are measured at fair value at inception and on a recurring basis, with changes in fair value presented within change in fair value of warrant liability in the consolidated statements of operations. See note 17 for further discussion.

The Private Placement Warrants were, initially and as of the end of each subsequent reporting period, valued using a lattice model, specifically a Black-Scholes model, which is considered to be a Level 3 fair value measurement. The primary unobservable input utilized in determining the fair value of the Private Placement Warrants is the expected volatility of the Company’s common stock. The expected volatility of the Company’s common stock was determined based on the implied volatility of the publicly traded Public Warrants.

The key inputs into the Black-Scholes model for the Private Warrants were as follows:

	June 30,	December 31,	December 31,
Input	2024	2023	2022
Market price of public shares	$1.04	$6.20	$10.05
Risk-free rate	4.27%	3.77%	3.91%
Dividend yield	0.00%	0.00%	0.00%
Volatility	58.7%	12.0%	2.6%
Probability of a business combination	100%	100%	4.5%
Exercise price	$11.50	$11.50	$11.50
Effective expiration date	February 29	February 29	February 29

Non-Redemption Agreement

The non-redemption agreement liability was measured at fair value at inception and on a recurring basis, with changes in fair value presented within change in fair value of non-redemption agreement liability in the consolidated statements of operations.

The non-redemption agreement liability is comprised of 235,180 shares of non-redeemable common stock and 235,180 Private Placement Warrants. The non-redeemable common stock was valued using a Monte Carlo model, which is considered to be a Level 3 fair value measurement. The primary unobservable input utilized in determining the fair value of the non-redeemable common stock is equity volatility, probability of acquisition, the discount for marketability and discount for expected forfeiture. As of February 9, 2024, the shares and warrants were transferred and valued based on the trading prices of the stock and warrants and reclassified as permanent equity at total value of $1,606,279.

The key inputs into the Monte Carlo model for the non-redeemable common stock were as follows:

	December 31,	August 1,
Input	2023	2023
Market price of public shares	$6.20	$10.57
Probability of acquisition	100.0%	82.0%
Equity volatility	12.0%	19.9%
Discount for lack of marketability	8.0%	3.0%
Discount for expected forfeiture	5.10%	5.10%

Earnout Liability

The Earnout liability was, initially and as of February 9, 2024, valued using a Monte Carlo simulation to determine if and when the revenue hurdles would be achieved. The revenue volatility and revenue to equity correlation was based upon the same guideline public companies. The Monte Carlo simulation was performed simultaneously on both the share price and revenue to account for the correlation between revenue and equity.

The key inputs into the Monte Carlo model for the Earnout liability were as follows:

		February 9,
	June 30,	2024
Input	2024	(initial measurement)
Market price of public shares	$1.04	$10.26
Revenue volatility	15.00%	15.00%
Discount factor for revenue	96.9%	99.5%

Convertible Note Derivatives

The Conversion derivative, associated with Short-term notes, Long-Term notes, and the Chardan Note was accounted for as a liability in accordance with ASC 815-40. The Conversion derivative liability was measured at fair value at inception and on a recurring basis, with changes in fair value presented within change in fair value of Conversion derivative liability in the consolidated statements of operations. The Convertible note derivative is made up of the fair value of the embedded conversion option included in the Short-term notes, Long-Term notes, and the Chardan Note with a fair value as of June 30, 2024 of $4,807,692, $7,664,613 and $3,990,385, respectively.

On February 9, 2024, the Company issued short-term notes to the former officers and directors of Wilson-Davis. The short-term notes have a conversion feature that qualifies for derivative treatment in accordance with ASC 815-40. On February 9, 2024, and June 30, 2024, the Company valued the derivatives using a Black-Scholes model which is considered to be a Level 3 fair value measurement. The conversion feature is deemed to include an embedded derivative that requires bifurcation and separate account. As such, the Company ascertained the value of the conversion option as if separate from the convertible issuance and appropriately recorded that value as a derivative liability with the offset being a discount to the note. The discount will be amortized as interest expense over the term of the short-term note(s). The derivative liability will be revalued at each reporting period with the change being charged to the income statement. The original derivative liability – for the short term note notes was valued at $487,329. On June 30, 2024, a Black-Scholes calculation was performed (see above chart) and the value of the fair value of the derivative liability – convertible notes increased $4,320,3630 to $4,807,692. The original $487,929 discount was amortized over the 90-day maturity. As of June 30, 2024, the company did not repay the short-term notes as such has incurred penalty interest from 9% to 13% until the note is repaid. No notice of default has been received. See note 10 for additional information.

The key inputs into the Black-Scholes model for the Conversion derivative were as follows:

		February 9,
		2024
	June 30,	(initial
Input	2024	measurement)
Market price of public shares	$1.04	$10.26
Risk-free rate	5.49%	5.44%
Dividend yield	0.00%	0.00%
Volatility	14,643.0%	4,120.0%
Exercise price	$0.99	$7.27
Effective expiration date	May 2024	May 2024

On February 9, 2024, the Company issued long-term notes to the former officers and directors of Wilson-Davis. The long-term notes have a conversion feature that qualifies for derivative treatment in accordance with ASC 815-40. On February 9, 2024 and June 30, 2024, the Company valued the derivatives using a Black-Scholes model which is considered to be a Level 3 fair value measurement.

The conversion feature is deemed to include an embedded derivative that required bifurcation and separate accounting. As such, the Company ascertained the value of the conversion option as if separate from the convertible issuance and appropriately recorded that value as a derivative liability with the offset being a discount to the notes. The discount will be amortized as interest expense over the term of the notes. The derivative liability will be revalued at each reporting period with the change being charged to Derivative liability – convertible notes. The original derivative liability – for the long term note notes was valued at $776,919. On June 30, 2024, a Black-Scholes calculation was performed (see above chart) and the value of the fair value of the derivative liability – convertible notes increased $6,887,694 to $7,664,613. The original $776,919 discount will be amortized over the maturity. See note 10 for additional information.

The key inputs into the Black-Scholes model for the Conversion derivative were as follows:

		February 9,
		2024
	June 30,	(initial
Input	2024	measurement)
Market price of public shares	$1.04	$10.26
Risk-free rate	4.90%	4.48%
Dividend yield	0.00%	0.00%
Volatility	14,461%	41,200%
Exercise price	$0.99	$7.27
Effective expiration date	February 2026	February 2026

In connection with the Closing, AtlasClear Holdings and Chardan agreed that the fee, in the amount of $7,043,750, payable by Quantum to Chardan upon the Closing pursuant to the terms of the business combination marketing agreement entered into in connection with Quantum’s IPO, would be waived in exchange for the issuance by AtlasClear Holdings to Chardan of a convertible promissory note in the aggregate principal amount of $4,150,000. The Chardan Note was issued by AtlasClear Holdings at the Closing. The Chardan Note

has a stated maturity date of February 9, 2028. Interest accrues at a rate per annum equal to 13%, and is payable quarterly on the first day of each calendar quarter. On each interest payment date, the accrued and unpaid interest shall, at the election of AtlasClear Holdings, be either paid in cash or, subject to the satisfaction of certain conditions, in shares of Common Stock, at a rate equal to 85% of the VWAP for the trading day immediately prior to the applicable interest payment date.

The Chardan Note qualifies for derivative treatment in accordance with ASC 815-40. On February 9, 2024, the Company valued the derivatives using a Black-Scholes model which is considered to be a Level 3 fair value measurement. The original derivative liability – for the Chardan convertible note was valued at $404,483. On June 30, 2024, a Black-Scholes calculation was performed (see below chart) and the value of the fair value of the derivative liability – convertible notes increased $3,585,901 to $3,990,385. The original $404,483 discount will be amortized over the maturity. See note 10 for additional information.

In addition, on each conversion date AtlasClear Holdings is required to pay to Chardan in cash (or, at AtlasClear Holding’s option and subject to certain conditions, a combination of cash and Common Stock) all accrued interest on the Chardan Note and all interest that would otherwise accrue on the amount of the Note being converted if such converted amount would be held to three years after the applicable conversion date. The first quarterly interest payment due on the Chardan Note has not been paid as of the date of this filing.

The key inputs into the Black-Scholes model for the conversion derivative are as follows:

		February 9,
		2024
	June 30,	(initial
Input	2024	measurement)
Market price of public shares	$1.04	$10.26
Risk-free rate	4.52%	4.48%
Dividend yield	0.00%	0.00%
Volatility	166,681.0%	4,120.0%
Exercise price	$0.84	$10.26
Effective expiration date	February 2028	February 2028

On February 9, 2024, the Company issued a long-term note to Interest Solutions in the amount of $275,000. The Company also issued a long-term note to JonesTrading Institutional Services for $375,000. Both of the notes accrue interest at 13% per annum. The outstanding principal, together with any then unpaid and accrued interest and other amounts payable, shall be due and payable at the earlier of (i) when requested by the note holder on or after February 9, 2026, or (ii) when, upon the occurrence and during the continuance of an event of default. The conversion feature in the notes do not qualify for derivative treatment.

The following table presents the changes in the fair value of the following:

	Private	Non-Redemption
	Placement	Agreement
	Warrants	Liability
Fair value as of December 31, 2021	$7,137,930	$—
Change in valuation inputs or other assumptions	(6,953,336)	1,881,440
Fair value as of December 31, 2022	$184,594	$—
Initial measurement as of August 1, 2023	—	1,881,440
Fair value as of August 8, 2023, Inception of Non-Redemption Agreement Liability	123,062	(439,787)
Fair value as of December 31, 2023	$307,656	$1,441,653
Change in valuation inputs or other assumptions	—	164,626
Transferred to equity	—	(1,606,279)
Fair value as of June 30, 2024	$307,656	$—

	Conversion	Earnout
	Derivative	Liability
Fair value as of December 31, 2023	$—	$—
Initial measurement as of February 9, 2024	1,668,731	10,963,000
Change in valuation inputs or other assumptions	14,793,959	1,335,000
Fair value as of June 30, 2024	$16,462,690	$12,298,000

	Subscription	Merger Financing
	Agreement	Liability
Fair value as of December 31, 2023	$—	$—
Initial measurement as of February 9, 2024	2,386,851	—
Change in valuation inputs or other assumptions	38,796	3,256,863
Fair value (asset) liability as of June 30, 2024	$2,425,647	$3,256,863

There were no transfers between levels during the year ended and period ended June 30, 2024 and December 31, 2023 and 2022.